Deferred Commission Payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
[custom:DeferredCommissionPayableNonCurrent-0]	$ 5,738
Alliance Global Partners [Member]
Proceeds from Fees Received	$ 6,500
Stock Issued During Period, Shares, New Issues	1,300,000
Class of Warrant or Right, Outstanding	54,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.00
[custom:DeferredFeePayable-0]	$ 5,700
[custom:DeferredCommissionPayableAnnualInterestRate-0]	5.50%
[custom:DeferredCommissionPayableNonCurrent-0]	$ 5,700
Accrued Liabilities	$ 85